Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment information
Summary of Operating Segments

	2020
			Total	Adjustments
			reportable	and
	Core	Supplemental	segments	eliminations	Total
Net revenue	841,145	160,565	1,001,710	—	1,001,710
Cost of sales	(190,893)	(30,237)	(221,130)	—	(221,130)
Gross profit	650,252	130,328	780,580	—	780,580
Selling expenses	(309,816)	(62,453)	(372,269)	—	(372,269)
Segment profit	340,436	67,875	408,311	—	408,311
General and administrative expenses	—	—	—	—	(270,558)
Other income (expenses), net	—	—	—	—	(2,258)
Operating profit	—	—	—	—	135,495
Finance income	—	—	—	—	45,211
Finance costs	—	—	—	—	(142,013)
Share of loss of equity-accounted investees	—	—	—	—	409
Profit before income taxes	—	—	—	—	39,102
Income taxes expense	—	—	—	—	(22,322)
Net profit for the year	—	—	—	—	16,780

Other disclosures
Depreciation and amortization	118,416	9,039	127,455	—	127,455
Investments in associates and joint ventures	9,654	-	9,654	—	9,654
Capital expenditures	95,672	11,977	107,649	—	107,649

	2019
			Total	Adjustments
			reportable	and
	Core	Supplemental	segments	eliminations	Total
Net revenue	433,372	139,465	572,837	—	572,837
Cost of sales	(97,513)	(19,745)	(117,258)	—	(117,258)
Gross profit	335,859	119,720	455,579	—	455,579
Selling expenses	—	—	—	—	(199,780)
General and administrative expenses	—	—	—	—	(191,438)
Other income (expenses), net	—	—	—	—	(6,287)
Operating profit	—	—	—	—	58,074
Finance income	—	—	—	—	72,047
Finance costs	—	—	—	—	(170,855)
Share of loss of equity-accounted investees	—	—	—	—	(1,800)
Loss before income taxes	—	—	—	—	(42,534)
Income taxes expense	—	—	—	—	33,103
Net loss for the year	—	—	—	—	(9,431)

Other disclosures
Depreciation and amortization	43,854	4,460	48,314	—	48,314
Investments in associates and joint ventures	48,574	—	48,574	—	48,574
Capital expenditures	45,851	8,242	54,093	—	54,093

	2018
			Total	Adjustments
			reportable	and
	Core	Supplemental	segments	eliminations	Total
Net revenue	303,031	77,950	380,981	—	380,981
Cost of sales	(70,903)	(9,842)	(80,745)	—	(80,745)
Gross profit	232,128	68,108	300,236	—	300,236
Selling expenses	(87,186)	(26,084)	(113,270)	—	(113,270)
Segment profit	144,942	42,024	186,966	—	186,966
General and administrative expenses	—	—	—	—	(129,754)
Other income (expenses), net	—	—	—	—	4,856
Operating profit	—	—	—	—	62,068
Finance income	—	—	—	—	36,618
Finance costs	—	—	—	—	(198,795)
Share of loss of equity-accounted investees	—	—	—	—	(792)
Loss before income taxes	—	—	—	—	(100,901)
Income taxes expense	—	—	—	—	17,985
Net loss for the year	—	—	—	—	(82,916)

Other disclosures
Depreciation and amortization	17,997	1,597	19,594	—	19,594
Investments in associates and joint ventures	11,862	—	11,862	—	11,862
Capital expenditures	28,165	8,092	36,257	—	36,257

Summary of assets and liabilities are allocated based on the operations of the segment

These assets and liabilities are allocated based on the operations of the segment.

			Total	Adjustments
			reportable	and
	Core	Supplemental	segments	eliminations	Total
As of December 31, 2020
Total assets	4,342,905	253,480	4,596,385	(20,105)	4,576,280
Total liabilities	2,316,545	78,956	2,395,501	(20,105)	2,375,396

As of December 31, 2019
Total assets	2,999,497	176,196	3,175,693	(14,270)	3,161,423
Total liabilities	1,535,695	45,188	1,580,883	(14,270)	1,566,613